Warrants - Schedule of Outstanding Warrants (Details)	12 Months Ended
Dec. 31, 2025 $ / shares
Schedule of Outstanding Warrants [Line Items]
Number of shares exercisable	$ 25,000,000
August 14, 2024 [Member]
Schedule of Outstanding Warrants [Line Items]
Number of shares exercisable	$ 25,000,000
Issuance date	Aug. 14, 2024
Exercise price (per warrant)	$ 0.1
Expiration date	August 14, 2029
August 14, 2024 [Member]
Schedule of Outstanding Warrants [Line Items]
Number of shares exercisable
Issuance date	Aug. 14, 2024
Exercise price (per warrant)	$ 0.1
Expiration date	August 14, 2029